Marketable securities and investment in associate	12 Months Ended
Dec. 31, 2025
Disclosure of marketable securities [Abstract]
Marketable securities and investment in associate [Text Block]

6 Marketable securities and investment in associate

	December 31, 2024 Fair value	FX and Fair Value Adjustment	December 31, 2025 Fair value
Green Matters	1,755,000	1,341,000	3,096,000
Total	$1,755,000	$1,341,000	$3,096,000

	December 31, 2023 Fair value	FX and Fair Value Adjustment	December 31, 2024 Fair value
Green Matters	1,785,510	(30,510)	1,755,000
Total	$1,785,510	$(30,510)	$1,755,000

As at December 31, 2025, the Company held 900,000 (December 31, 2024 - 900,000) shares in Green Matters Technologies Inc. ("Green Matters") which is a private Canadian corporation. As at December 31, 2025, the shares were valued at CAD $3.44 (December 31, 2024 - CAD$1.95) based on the price of the most recent financing by Green Matters.